Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of future lease payments under operating leases

As of December 31, 2019
RMB
2020	152,716
2021	68,812
2022	22,974
2023	16,104
2024	12,060
Thereafter	24,048
Total minimum lease payments	296,714
Less: imputed interest	(20,850)
Total lease liability balance	275,864

Summary of operating lease, cash flow and other information

For the Year ended
December 31, 2019
RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	152,156
Right-of-use assets obtained in exchange for new operating lease liabilities:
Operating leases	120,271
Weighted-average remaining lease term-operating leases	3.51 years
Weighted-average discount rate-operating	4.75%

Schedule of future minimum rental payments for operating leases

As of December 31, 2018, the future minimum lease payments under the Group’s non-cancelable operating lease agreements based on ASC 840 are as follows:

Operating leases
RMB
2019	187,581
2020	103,807
2021	66,499
2022	15,243
Beyond 2022	65,142